Cash and Cash Equivalents and Short-Term Financial Assets - Summary of Cash and Cash Equivalents and Short-Term Financial Assets (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash And Cash Equivalents and Short Term Financial Assets [Line Items]
Cash and cash equivalents	SFr 81,329	SFr 27,708	SFr 38,327	SFr 19,786
Short-term financial assets	131,684	70,955
Swiss Franc
Cash And Cash Equivalents and Short Term Financial Assets [Line Items]
Cash and cash equivalents	45,716	2,810
Short-term financial assets	126,000	61,000
US Dollar
Cash And Cash Equivalents and Short Term Financial Assets [Line Items]
Cash and cash equivalents	33,766	15,234
Short-term financial assets	1,031	9,955
Euro
Cash And Cash Equivalents and Short Term Financial Assets [Line Items]
Cash and cash equivalents	539	8,960
Short-term financial assets	4,653
Iceland Krona
Cash And Cash Equivalents and Short Term Financial Assets [Line Items]
Cash and cash equivalents	440	648
Other
Cash And Cash Equivalents and Short Term Financial Assets [Line Items]
Cash and cash equivalents	SFr 868	SFr 56